As filed with the Securities and Exchange Commission on February 16, 2017

Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment ☐

Post-Effective Amendment No. 109 ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 112 ☒

(Check appropriate box or boxes)

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Address of Principal Executive Offices, including Zip Code)

JANET L. MCWILLIAMS, ESQ.

DRIEHAUS CAPITAL MANAGEMENT LLC

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Name and Address of Agent for Service)

COPY TO:

CATHY G. O’KELLY, ESQ.

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ On March 17, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DRIEHAUS MUTUAL FUNDS

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 85 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement filed on August 19, 2015. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 109 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois on the 16th day of February, 2017.

DRIEHAUS MUTUAL FUNDS

By: /s/ Robert H. Gordon

Robert H. Gordon, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 16th day of February, 2017.

/s/ Robert H. Gordon	President (Principal Executive Officer)
Robert H. Gordon

*	Trustee
Theodore J. Beck

*	Trustee
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
Christopher J. Towle

*	Trustee
Dawn M. Vroegop

*	Trustee
Daniel F. Zemanek

/s/ Michelle L. Cahoon	Vice President and Treasurer (Principal Financial Officer)
Michelle L. Cahoon

* By: /s/ Michelle L. Cahoon
Michelle L. Cahoon
Attorney-In-Fact (pursuant to Power of Attorney)

*

Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011, Powers of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012 and Powers of Attorney previously filed as Exhibit (q)(iii) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013 and Power of Attorney previously filed as Exhibit (q)(iv) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 19, 2016.